Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2014
Other Comprehensive (Loss) Income and Accumulated Other Comprehensive Loss

9     Other comprehensive (loss) income and accumulated other comprehensive loss

The components of “Accumulated other comprehensive loss”, net of tax, are as follows:

(in millions of Canadian dollars)	2014	2013

Unrealized foreign exchange gain (loss) on translation of the net investment in U.S. subsidiaries	$199	$(88)
Unrealized foreign exchange (loss) gain on translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries	(84)	193
Deferred losses on settled hedge instruments	(16)	(16)
Unrealized effective (losses) gains on cash flow hedges	(34)	3
Amounts for defined benefit pension and other post-retirement plans not recognized in income	(2,282)	(1,593)
Equity accounted investments	(2)	(2)

Accumulated other comprehensive loss	$(2,219)	$(1,503)

Components of other comprehensive (loss) income and the related tax effects are as follows:

(in millions of Canadian dollars)	Before tax amount	Income tax recovery (expense)	Net of tax amount

For the year ended December 31, 2014
Unrealized foreign exchange gain (loss) on:
Translation of the net investment in U.S. subsidiaries	$287	$–	$287
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 20)	(319)	42	(277)
Change in derivatives designated as cash flow hedges:
Realized loss on cash flow hedges recognized in income	(3)	–	(3)
Unrealized loss on cash flow hedges	(46)	12	(34)
Change in pension and other benefits actuarial gains and losses	(873)	234	(639)
Change in prior service pension and other benefit costs	(68)	18	(50)

Other comprehensive loss	$(1,022)	$306	$(716)

For the year ended December 31, 2013
Unrealized foreign exchange gain (loss) on:
Translation of the net investment in U.S. subsidiaries	$220	$–	$220
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 20)	(217)	28	(189)
Change in derivatives designated as cash flow hedges:
Realized loss on cash flow hedges recognized in income	(19)	–	(19)
Unrealized gain on cash flow hedges	18	–	18
Change in pension and other benefits actuarial gains and losses	1,603	(427)	1,176
Change in prior service pension and other benefit costs	78	(19)	59

Other comprehensive income	$1,683	$(418)	$1,265

For the year ended December 31, 2012
Unrealized foreign exchange (loss) gain on:
Translation of the net investment in U.S. subsidiaries	$(58)	$–	$(58)
Translation of the U.S. dollar-denominated long-term debt designated as a hedge of the net investment in U.S. subsidiaries (Note 20)	69	(9)	60
Change in derivatives designated as cash flow hedges:
Realized gain on cash flow hedges recognized in income	6	(1)	5
Unrealized gain on cash flow hedges	3	–	3
Change in pension and other benefits actuarial gains and losses	(62)	12	(50)
Change in prior service pension and other benefit costs	12	(2)	10
Equity accounted investments	(2)	–	(2)

Other comprehensive loss	$(32)	$–	$(32)

Changes in accumulated other comprehensive loss (AOCL) by component:

(in millions of Canadian dollars)	Foreign currency net of hedging activities(1)	Derivatives and other(1)	Pension and post- retirement defined benefit plans(1)	Total(1)

Opening balance, 2014	$105	$(15)	$(1,593)	$(1,503)

Other comprehensive income (loss) before reclassifications	10	(34)	(781)	(805)
Amounts reclassified from accumulated other comprehensive loss	–	(3)	92	89

Net current-period other comprehensive income (loss)	10	(37)	(689)	(716)

Closing balance, 2014	$115	$(52)	$(2,282)	$(2,219)

Opening balance, 2013	$74	$(14)	$(2,828)	$(2,768)
Other comprehensive income (loss) before reclassifications	31	17	1,078	1,126
Amounts reclassified from accumulated other comprehensive loss	–	(18)	157	139

Net current-period other comprehensive income (loss)	31	(1)	1,235	1,265

Closing balance, 2013	$105	$(15)	$(1,593)	$(1,503)

(1) Amounts are presented net of tax.

Amounts in Pension and post-retirement defined benefit plans reclassified from Accumulated other comprehensive loss

	2014	2013

Amortization of prior service costs(a)	$(68)	$(58)
Recognition of net actuarial loss(a)	192	272

Total before income tax	$124	$214
Income tax recovery	(32)	(57)

Net of income tax	$92	$157

(a) Impacts Compensation and benefits on the Consolidated Statements of Income.